Subsequent Events	12 Months Ended
Jun. 30, 2013
Notes
Subsequent Events

NOTE 14 – SUBSEQUENT EVENTS

On July 22, 2013 the Company entered into software acquisition agreement. The Company agreed to purchase the software for 7,500,000 shares of the Company’s common stock. Pursuant to the agreement the Company also agreed to issue 1,000,000 shares of the Company’s common stock for advisory services.

On August 12, 2013, the Company issued a convertible promissory note in the amount of $32,500.  The note is due on May 14, 2014 and bears interest at 8% per annum. The loan is secured by shares of the Company’s common stock. The loan becomes convertible 180 days after date of the note. The loan and any accrued interest can then be converted into shares of the Company’s common stock at a rate of 55% multiplied by the market price, which is the average of the lowest three (3) trading prices for the common stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date.

On August 14, 2013 the Company issued 1,000,000 stock options to a consultant for services rendered. The options are exercisable for two years at an exercise price of $0.005.

On September 18, 2013, the Company issued a convertible promissory note in the amount of $32,500.  The note is due on June 20, 2014 and bears interest at 8% per annum. The loan is secured by shares of the Company’s common stock. The loan becomes convertible 180 days after date of the note. The loan and any accrued interest can then be converted into shares of the Company’s common stock at a rate of 55% multiplied by the market price, which is the average of the lowest three (3) trading prices for the common stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date.

Subsequent to June 30, 2013 the Company has issued               6,823,460 shares of common stock for conversion of debt.

On September 25, 2013 the Company cancelled 41,131 shares of common stock.

In accordance with ASC 855-10, the Company has analyzed its operations subsequent to June 30, 2013 through the date these financial statements were issued and has determined that it does not have any material subsequent events to disclose in these financial statements other than the events described above.